18. Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2014
Liabilities Less Deposits
Available for sale securities portfolio measured at fair value on a recurring basis
2014
	Level 1	Level 2	Level 3	Total Fair Value
Available for Sale Securities
State and Political Subdivisions	$ -	$ 9,701	$ -	$ 9,701
Mortgage Backed Securities	$ -	61,723	$ -	61,723
Single Issue Trust Preferred	$ -	488	$ -	488
SBA Pools	$ -	12,423	$ -	12,423
SLMA	$ -	-	$ -	-
Total AFS Securities	$ -	$ 84,335	$ -	$ 84,335

2013
	Level 1	Level 2	Level 3	Total Fair Value
Available for Sale Securities
State and Political Subdivisions	$ -	$ 9,537	$ -	$ 9,537
Mortgage Backed Securities	$ -	30,740	$ -	30,740
Single Issue Trust Preferred	$ -	883	$ -	883
SBA Pools	$ -	13,659	$ -	13,659
SLMA	$ -	499	$ -	499
Total AFS Securities	$ -	$ 55,318	$ -	$ 55,318

Assets measured on a recurring basis using significant unobservable inputs
Investment Securities Available for Sale	2013

Beginning Balance, January 1	$ 294
Total gains (losses) included in net income	(754)
Included in Other Comprehensive Income	460
Transfers in or out of Level 3	-
Ending Balance, December 31	$ -

Summary of foreclosed and repossessed assets at fair value on a non-recurring basis

December 31, 2014	Level 1	Level 2	Level 3	Total Fair Value
Impaired Loans	$ -	$ -	$ 7,895	$ 7,895
Repossessions/OREO, net	$ -	$ -	$ 6,704	$ 6,704

December 31, 2013	Level 1	Level 2	Level 3	Total Fair Value
Impaired Loans	$ -	$ -	$ 12,667	$ 12,667
Repossessions/OREO, net	$ -	$ 1,218	$ 6,618	$ 7,836

Assets at fair value on a non - recurring basis segregated by the level of the valuation inputs within the fair value hierarchy
		Quantitative Information about Level 3 Fair Value Measurements
			Valuation	Unobservable	Range
December 31,	2014	2013	Techniques	Input (2)	(Weighted Average)
OREO	$6,704	$6,618	Appraisal of collateral (1)	Appraisal adjustments	0% to 45% (13%)
				Liquidation expenses	0% to 10% (9%)

Impaired loans	$7,895	$12,667	Fair value of collateral –real estate (1), (3)	Appraisal adjustments	0% to 10% (9%)
			FFair value of collateral –equipment, inventory, other (1), (3)	Appraisal adjustments	25% to 50% (33%)
				Liquidation expenses	0% to 10% (9%)

Carrying amounts and fair values of financial instruments
	December 31, 2014		December 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Cash and cash equivalents	$ 55,810	$ 55,810	$ 83,995	$ 83,995
Securities available for sale	84,335	84,335	55,318	55,318
Other investments	6,767	6,767	4,710	4,710
Loans, net	401,520	398,019	396,961	390,401
Deposits	(483,497)	(464,335)	(488,274)	(466,120)
Other short-term borrowings	(20,051)	(21,495)	(23,500)	(25,538)
Long-term debt	(47,750)	(50,799)	(47,802)	(50,892)
Capital Securities	-	-	(3,150)	(3,175)